7. Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2015
Details
Convertible Promissory Notes Issued During the Year			$ 1,368,978
Discount at Issuance due to Embedded Derivatives			(479,479)
Cash Issuance Costs			(79,829)
Fair Value of Warrants at Issuance	$ 5,594	$ 14,627	(85,767)
Accretion Expense for the Year			59,875
Convertible Promissory Notes Issued During the Year			$ 783,778